Other operating income/(expenses)	12 Months Ended
Dec. 31, 2018
Other operating income/(expenses) [Abstract]
Other operating income/(expenses)

17.   Other operating income/(expenses)

	R$ thousand
	Years ended December 31
	2018	2017	2016
Tax expenses	(6,096,899)	(5,960,618)	(6,331,651)
Legal provision	(1,836,429)	(1,238,057)	(2,927,734)
Variation in monetary liabilities	(147,642)	31,710	(699,719)
Income from sales of non-current assets, investments, and property and equipment, net	(614,895)	(412,957)	(467,042)
Other (1)	(5,514,729)	(2,553,435)	(3,578,016)
Total	(14,210,594)	(10,133,357)	(14,004,162)

 (1) Includes: (i) the effect of the (additions)/reversal of provision for tax contingency in 2018 - R$(21,188) thousand (2017 - R$(487,269) thousand; 2016 - R$(484,227) thousand); (ii) impairment losses in the amount of 2018 - R$571,321 thousand (2017 - R$185,188 thousand; 2016 - R$31,256 thousand); and (iii) operating expense related of insurance operation in 2018 - R$1,976,347 thousand (2017 - R$1,354,719 thousand and 2016 - R$1,388,645 thousand).